UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   Address: 1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 28-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        10/26/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $18,625,913.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1                  COLUMN 2           COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------ --------------------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS          CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------ --------------------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                 COM                         00206R102   700910  25950.00          SOLE                   X      0    0
AIR PRODS + CHEMS INC    COM                         9158106     791316  10200.00          SOLE                   X      0    0
ANADARKO PETE CORP       COM                         32511107    288683   4602.00          SOLE                   X      0    0
CLEAN ENERGY FUELS CORP  COM                         184499101  1489403 103359.00          SOLE                   X      0    0
COCA COLA CO             COM                         191216100   483300   9000.00          SOLE                   X      0    0
EQUITY RESIDENTIAL       SH BEN INT                  29476L107   552600  18000.00          SOLE                   X      0    0
EXXON MOBIL CORP         COM                         30231G102  2305296  33600.00          SOLE                   X      0    0
GENERAL ELEC CO          COM                         369604103   650232  39600.00          SOLE                   X      0    0
LAUDER ESTEE COS INC     CL A                        518439104   619236  16700.00          SOLE                   X      0    0
MERCK + CO INC           COM                         589331107  2021631  63915.00          SOLE                   X      0    0
MIDCAP SPDR TR           UNIT SER 1 STANDARD + POORS 595635103   701568   5600.00          SOLE                   X      0    0
RSC HLDGS INC            COM                         74972L102   956100 131513.00          SOLE                   X      0    0
RACKSPACE HOSTING INC    COM                         750086100  4570357 267899.00          SOLE                   X      0    0
SYMYX TECHNOLOGIES INC   COM                         87155S108    88821  13417.00          SOLE                   X      0    0
VERIZON COMMUNICATIONS   COM USD 500                 92343V104   536838  17735.00          SOLE                   X      0    0
WELLS FARGO + CO         COM                         949746101   509382  18076.00          SOLE                   X      0    0
WYETH                    COM                         983024100  1360240  28000.00          SOLE                   X      0    0


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